Derivatives and Hedging Activities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)
Derivatives and Hedging Activities (Details) [Line Items]
Gain (loss) on derivative instrument	$ 4,400,000	$ 500,000	$ 2,100,000
Foreign Exchange Contract [Member] | Conversion to Euro [Member] | Cash Flow Hedging [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €				€ 43,200,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Conversion to Euro [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	112,100,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Conversion to Euro [Member] | Cash Flow Hedging [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 46,700,000	$ 46,200,000